Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating cash flows for operating leases	¥ 6,052	¥ 5,138	¥ 8,984
Right-of-use assets obtained in exchange for lease obligations	7,047	6,843	5,602
Right-of-use assets released due to termination of lease contracts	¥ (648)	¥ (6,179)	¥ (1,666)